Annual Total Returns [BarChart] - AZL DFA U.S. Small Cap Fund - AZL DFA U.S. Small Cap Fund	Apr. 30, 2021
Bar Chart Table:
Annual Return 2016	24.90%
Annual Return 2017	10.87%
Annual Return 2018	(12.64%)
Annual Return 2019	21.10%
Annual Return 2020	13.97%